Vessels - Expected future purchase commitment payments (Details) - Ballast Water Treatment Systems and Scrubbers [Member] $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	$ 131,874
Less than 1 month [member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	926
1-3 months [member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	19,481
3 months to 1 year [member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	93,188
1 - 5 years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	18,279
Later than five years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	$ 0